Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables
Schedule of trade and other receivables

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	5,887	1	5,888	6,199	33	6,232
Other receivables	465	146	611	395	103	498
/ Total	6,352	147	6,499	6,593	137	6,730